Consolidated balance sheets (Parenthetical) (EUR €)	Dec. 31, 2013	Dec. 31, 2012
Common shares, authorized (in shares)	110,000,000	110,000,000
Common shares, par value (in euro per share)	€ 0.04	€ 0.04
Common shares, issued (in shares)	63,468,390	63,095,986
Common shares, outstanding (in shares)	63,468,390	63,095,986
Preferred shares, authorized (in shares)	118,000	118,000
Preferred shares, par value (in euro per share)	€ 40	€ 40
Preferred shares, issued (in shares)	0	0
Financing Preferred Shares [Member]
Preferred shares, authorized (in shares)	8,000	8,000
Preferred shares, par value (in euro per share)	€ 40	€ 40
Preferred shares, issued (in shares)	0	0